MORGAN STANLEY DEAN WITTER UTILITIES FUND               TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000            NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the fiscal year ended December 31, 2000, robust returns within the electric power and natural gas sectors resulted in strong relative performance for Morgan Stanley Dean Witter Utilities Fund. Throughout the year, the broad utilities sector provided investors with relative stability amid increasing volatility within the broad equity markets.

UTILITIES MARKET OVERVIEW

The electric power sector experienced a dramatic resurgence during the 12-month period under review as investors favored the group's defensive appeal as well as its accelerating earnings growth profile and successful diversification efforts. In addition, independent power producers benefited from a rising demand for power, resulting in their posting exceptionally strong returns during the calendar year. The global telecommunications sector posted disappointing performance results during the fiscal year, following its strong performance in 1999. Various issues ranging from increased competition in voice long distance to the extent of future telecom equipment spending resulted in the group's lackluster performance during much of 2000. Toward the end of the year, however, a modest recovery ensued among some telecom companies, including the Regional Bells, which continue to see strong data and wireless growth. In addition, these companies should benefit in the months ahead, because they typically outperform in a slowing economic environment. The natural gas sector benefited from increased demand during 2000 as well as from strong growth among such new ventures as gas marketing and power generation.

The electric utility industry faced a regional energy shortfall at the end of 2000, as California's deregulation plan showed its structural weakness. These events led to deteriorating financial conditions for the major California-based electric companies. Thus far, this situation has had little effect on the Fund's performance, given the portfolio's limited exposure to these California based electric companies (less than

MORGAN STANLEY DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

1 percent of total assets). While it may take some time for the crisis to subside, we believe that the condition will ultimately be resolved.

PERFORMANCE AND PORTFOLIO

For the 12-month period ended December 31, 2000, Morgan Stanley Dean Witter Utilities Fund's Class B shares provided a total return of 6.47 percent, compared to -9.10 percent for the Standard & Poor's 500 Stock Index (S&P 500). For the same period, the Fund's Class A, C and D shares returned 7.30 percent,
6.47 percent and 7.57 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the performance of the Fund to that of the S&P 500.

On December 31, 2000, 88 percent of the Fund's net assets were allocated to utility and utility-related equities. Within this equity component, 46 percent was allocated to electric power, 35 percent to telecommunications and 19 percent to natural gas. Adding a further degree of diversification to the Fund's portfolio were its international holdings (11 percent of its net assets), which focused on the telecommunications sector. The Fund's high-quality fixed-income portfolio accounted for 7 percent of net assets, with the remaining 5 percent held in cash and cash equivalents. The fixed-income portion of the Fund remains well diversified, with a weighted average credit rating of Baa1 and BBB+ as measured by Moody's Investors Service and Standard & Poor's Corporation, respectively.

Among the Fund's largest equity holdings on December 31, 2000, were SBC Communications, Verizon Corp. and ALLTEL Corp. (telecommunications), Duke Energy, Calpine Corporation and Public Service Electric & Gas (electric power) and Enron Corporation, El Paso Energy and Dynegy Inc. (natural gas). New additions to the Fund focused on companies engaged in what the portfolio managers believe to be the promising area of power technology and reliability such as General Electric and Emerson Electric. The Fund also initiated positions in two independent power companies: NRG Energy and Southern Energy.

LOOKING AHEAD

The Fund intends to continue to seek to provide competitive returns by maintaining a well-diversified, portfolio of energy and communications companies that the manager believes to be of high quality. We will continue to focus on companies with clearly defined growth strategies that enjoy strong product demand and have solid earnings visibility. Furthermore, in an effort to capitalize on

MORGAN STANLEY DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

several attractively valued growth opportunities, both within the United States and abroad, we anticipate expanding the Fund's telecommunications component modestly, while maintaining a healthy complement of electric power and natural gas equities.

We appreciate your ongoing support of Morgan Stanley Dean Witter Utilities Fund and look forward to serving your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FUND PERFORMANCE DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000--CLASS B SHARES
($ in Thousands)

                  FUND     S&P 500(4)
DECEMBER 1990   $10,000     $10,000
DECEMBER 1991   $11,889     $13,041
DECEMBER 1992   $12,929     $14,033
December 1993     $14,583     $15,445
December 1994     $13,140     $15,649
December 1995     $16,874     $21,524
December 1996     $17,717     $26,464
December 1997     $22,287     $35,291
December 1998     $27,178     $45,375
December 1999     $29,921     $54,921
December 2000  $31,857(3)     $49,922

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND
    CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 12/31/00                            PERIOD ENDED 12/31/00
   -------------------------                        -------------------------
   1 Year                      7.30%(1)  1.66%(2)   1 Year                     6.47%(1)    1.59%(2)
   Since Inception (7/28/97)  17.28%(1)  15.45%(2)  5 Years                    13.55%(1)   13.31%(2)
                                                    10 Years                   12.28%(1)   12.28%(2)

                  CLASS C SHARES+                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 12/31/00                              PERIOD ENDED 12/31/00
   -------------------------                          -------------------------
   1 Year                     6.47%(1)    5.50%(2)    1 Year                     7.57%(1)
   Since Inception (7/28/97)  16.37%(1)   16.37%(2)   Since Inception (7/28/97)  17.54%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on December 31, 2000.
(4) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (87.9%)
           ELECTRIC UTILITIES (40.7%)
 649,000   AES Corp.*...............................................................................  $   35,938,375
 950,000   Allegheny Energy, Inc....................................................................      45,778,125
 655,000   Ameren Corp..............................................................................      30,334,687
 520,000   American Electric Power Co., Inc.........................................................      24,180,000
 350,000   Avista Corp..............................................................................       7,175,000
 570,000   C P&L Energy Inc. (Collateralized Value Obligation)*.....................................         199,500
1,209,000  Calpine Corp.*...........................................................................      54,480,562
 749,470   Cinergy Corp.............................................................................      26,325,134
 396,000   CMS Energy Corp..........................................................................      12,548,250
 695,000   Consolidated Edison, Inc.................................................................      26,757,500
 800,000   Constellation Energy Group, Inc..........................................................      36,050,000
 752,000   Dominion Resources, Inc..................................................................      50,384,000
1,320,750  DPL, Inc.................................................................................      43,832,391
 549,000   DQE, Inc.................................................................................      17,979,750
 690,000   DTE Energy Co............................................................................      26,866,875
 713,862   Duke Energy Corp.........................................................................      60,856,735
 719,500   Edison International*....................................................................      11,242,187
 205,000   Emerson Electric Co......................................................................      16,156,562
 710,000   Endesa S.A. (ADR) (Spain)................................................................      11,848,125
 850,000   Energy East Corp.........................................................................      16,734,375
 320,000   Entergy Corp.............................................................................      13,540,000
 385,000   Exelon Corp..............................................................................      27,030,850
 700,000   FirstEnergy Corp.........................................................................      22,093,750
 475,000   FPL Group, Inc...........................................................................      34,081,250
 379,000   General Electric Co......................................................................      18,168,312
 853,000   GPU, Inc.................................................................................      31,401,062
 600,000   Kansas City Power & Light Co.............................................................      16,462,500
 410,000   Montana Power Co.........................................................................       8,507,500
 200,000   Northeast Utilities......................................................................       4,850,000
 240,000   NRG Energy, Inc.*........................................................................       6,675,000
 550,000   NSTAR....................................................................................      23,581,250
 230,000   PG & E Corp.*............................................................................       4,600,000
 753,000   Pinnacle West Capital Corp...............................................................      35,861,625
 435,000   Potomac Electric Power Co................................................................      10,748,850
 300,000   PPL Corp.................................................................................      13,556,250
 890,000   Public Service Enterprise Group, Inc.....................................................      43,276,250
1,245,000  Reliant Energy, Inc......................................................................      53,924,062
 795,000   SCANA Corp...............................................................................      23,502,187
 995,000   Southern Co. (The).......................................................................      33,083,750
 238,700   Southern Energy Inc.*....................................................................       6,758,194
 401,000   TECO Energy, Inc.........................................................................      12,982,375
 686,000   TXU Corp.................................................................................      30,398,375
 944,000   UtiliCorp United Inc.....................................................................      29,264,000
1,289,800  Xcel Energy, Inc.........................................................................      37,484,812
                                                                                                      --------------
                                                                                                       1,097,500,337
                                                                                                      --------------
           ENERGY (16.5%)
 500,000   AGL Resources, Inc.......................................................................      11,031,250
 680,000   Coastal Corp. (The)......................................................................      60,052,500
1,175,000  Dynegy, Inc. (Class A)...................................................................      65,873,437

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------
 970,670   El Paso Energy Corp......................................................................  $   69,524,239
1,134,274  Enron Corp...............................................................................      94,286,526
 150,000   Exxon Mobil Corp.........................................................................      13,040,625
 460,200   KeySpan Corp.............................................................................      19,500,975
 280,000   New Jersey Resources Corp................................................................      12,110,000
1,135,000  NiSource Inc.............................................................................      34,901,250
 569,511   Sempra Energy............................................................................      13,241,131
 320,000   WGL Holdings Inc.........................................................................       9,740,000
1,056,000  Williams Companies, Inc. (The)...........................................................      42,174,000
                                                                                                      --------------
                                                                                                         445,475,933
                                                                                                      --------------
           TELECOMMUNICATIONS (30.7%)
 350,000   Alcatel (ADR) (France)...................................................................      19,578,125
 804,900   ALLTEL Corp..............................................................................      50,255,944
 132,000   American Tower Corp. (Class A)*..........................................................       4,999,500
 490,917   AT&T Corp................................................................................       8,499,001
 220,000   AT&T Corp. - Liberty Media Group (Class A)*..............................................       2,983,750
 251,900   AT&T Wireless Group, Inc.*...............................................................       4,361,019
 749,000   BCE, Inc. (Canada).......................................................................      21,674,188
1,351,000  BellSouth Corp...........................................................................      55,306,563
 410,000   BroadWing Inc.*..........................................................................       9,353,125
 300,000   Cable & Wireless PLC (ADR) (United Kingdom)..............................................      11,962,500
1,076,250  CenturyTel, Inc..........................................................................      38,475,938
 400,000   Cisco Systems, Inc.*.....................................................................      15,300,000
 142,000   Crown Castle International Corp.*........................................................       3,842,875
1,050,000  Ericsson (L.M.) Telefonaktiebolaqet (ADR) (Sweden).......................................      11,746,875
 152,500   France Telecom S.A. (ADR) (France).......................................................      13,067,344
 300,000   General Motors Corp. (Class H)*..........................................................       6,900,000
 901,993   Global Crossing Ltd. (Bermuda)*..........................................................      12,909,775
1,040,000  McLeodUSA, Inc. (Class A)*...............................................................      14,690,000
 487,000   Motorola, Inc............................................................................       9,861,750
 180,000   Nextel Communications, Inc. (Class A)*...................................................       4,455,000
 660,000   Nokia Oyj (ADR) (Finland)................................................................      28,710,000
1,452,626  Nortel Networks Corp. (Canada)...........................................................      46,574,821
1,675,397  Qwest Communications International, Inc.*................................................      68,691,276
 120,000   SBA Communications Corp.*................................................................       4,927,500
1,842,972  SBC Communications, Inc..................................................................      88,001,913
 956,000   Sprint Corp. (FON Group).................................................................      19,418,750
 583,000   Sprint Corp. (PCS Group)*................................................................      11,915,063
 772,642   Telefonica de Espana S.A. (ADR) (Spain)*.................................................      38,632,100
 560,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico).......................................      25,270,000
 200,000   Tellabs, Inc.*...........................................................................      11,300,000
 224,100   TyCom, Ltd.*.............................................................................       5,014,238
1,383,160  Verizon Communications Inc...............................................................      69,330,895
1,125,000  Vodafone Group PLC (ADR) (United Kingdom)................................................      40,289,063
 190,000   Voicestream Wireless Corp.*..............................................................      19,118,750
 125,000   Williams Communications Group, Inc.*.....................................................       1,468,750
 346,900   WinStar Communications, Inc.*............................................................       4,054,394

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------
1,208,753  WorldCom, Inc.*..........................................................................  $   16,922,542
 300,000   XO Communications Inc. (Class A)*........................................................       5,343,750
                                                                                                      --------------
                                                                                                         825,207,077
                                                                                                      --------------

           TOTAL COMMON STOCKS
           (COST $1,161,059,809)....................................................................   2,368,183,347
                                                                                                      --------------

PRINCIPAL
AMOUNT IN                                                                            COUPON  MATURITY
THOUSANDS                                                                             RATE     DATE
---------                                                                            ------  --------
           CORPORATE BONDS (7.0%)
           ELECTRIC UTILITIES (3.0%)
$   1,499  AEP Generating Co.......................................................   9.81%  12/07/22       1,691,901
    5,000  Arizona Public Service Co...............................................   7.25   08/01/23       4,682,800
    6,000  Chugach Electric Co.....................................................   9.14   03/15/22       6,543,720
    5,000  Cincinnati Gas & Electric Co............................................   7.20   10/01/23       4,415,950
    5,000  Consumers Energy Co.....................................................   7.375  09/15/23       4,697,350
    2,500  Energy East Corporations................................................   8.05   11/15/10       2,658,475
    5,000  Gulf States Utilities Co................................................   8.94   01/01/22       5,137,450
    6,592  Indiantown Cogeneration LP..............................................   9.26   12/15/10       6,931,547
    8,250  New Century Energies Inc................................................   8.75   03/01/22       8,446,350
    5,000  New York State Electric & Gas Corp......................................   8.875  11/01/21       5,264,500
    5,060  Niagara Mohawk Power Corp...............................................   8.77   01/01/18       5,330,761
    5,000  Public Service Electric & Gas Co........................................   7.00   09/01/24       4,578,600
    5,000  Salton Sea Funding Corp.................................................   7.475  11/30/18       4,943,300
    5,000  Selkirk Cogen Funding Corp..............................................   8.98   06/26/12       5,199,600
    5,000  Virginia Electric Power Co..............................................   8.625  10/01/24       5,282,800
    5,000  Wisconsin Power & Light Co..............................................   8.60   03/15/27       5,250,200
                                                                                                       --------------
                                                                                                           81,055,304
                                                                                                       --------------
           ENERGY (2.0%)
    5,000  ANR Pipeline Co.........................................................   9.625  11/01/21       5,958,200
   10,000  Coastal Corp............................................................   9.625  05/15/12      11,935,100
    5,000  Colorado Interstate Gas Co..............................................  10.00   06/15/05       5,603,950
    5,000  Columbia Gas System, Inc................................................   7.62   11/28/25       4,569,050
    5,000  Duke Energy Field Services..............................................   8.125  08/16/30       5,243,650
    2,000  NiSource Finance Corp. - 144A**.........................................   7.875  11/15/10       2,111,000
    3,000  Southern Union Co.......................................................   8.25   11/15/29       3,031,440
    4,750  Southwest Gas Corp......................................................   8.00   08/01/26       4,696,753
    5,000  Transco Energy Co.......................................................   9.875  06/15/20       6,096,500
    5,000  Williams Companies, Inc.................................................   9.375  11/15/21       5,830,850
                                                                                                       --------------
                                                                                                           55,076,493
                                                                                                       --------------
           TELECOMMUNICATIONS (2.0%)
    5,000  British Sky Broadcasting Group, Inc. (United Kingdom)...................   6.875  02/23/09       4,353,400
    5,000  British Telecom PLC (United Kingdom)....................................   8.625  12/15/30       5,037,800
    2,000  Cable & Wireless Optus Ltd. - 144A** (Australia)........................   8.00   06/22/10       2,163,760
    5,000  Cox Enterprises Inc. - 144A**...........................................   7.375  07/15/27       4,500,300

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON  MATURITY
THOUSANDS                                                                             RATE     DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
$   5,000  GTE Corp................................................................   6.94%  04/15/28  $    4,663,100
    3,000  Qwest Capital Funding - 144A**..........................................   7.90   08/15/10       3,099,120
    5,000  Sprint Capital Corp.....................................................   6.375  05/01/09       4,579,950
    5,000  Sprint Capital Corp.....................................................   6.875  11/15/28       4,024,850
    5,000  Sprint Corp.............................................................   9.25   04/15/22       5,236,550
    5,000  Telephone & Data Systems, Inc...........................................  10.00   01/15/21       5,386,350
    5,000  Telephone & Data Systems, Inc...........................................   9.58   11/19/21       5,064,400
    5,000  Vodafone Airtouch Inc.
             (United Kingdom)......................................................   7.875  02/15/30       5,069,100
                                                                                                       --------------
                                                                                                           53,178,680
                                                                                                       --------------

           TOTAL CORPORATE BONDS
           (COST $182,191,745).......................................................................     189,310,477
                                                                                                       --------------

           U.S. GOVERNMENT OBLIGATION (0.3%)
   25,000  U.S.Treasury Note Strip
             (COST $8,723,215).....................................................   0.00   08/15/19       8,737,000
                                                                                                       --------------

           SHORT-TERM INVESTMENTS (4.5%)
           U.S. GOVERNMENT AGENCY (a) (4.5%)
  121,700  Federal National Mortgage Assoc.
             (COST $121,680,562)...................................................   5.75   01/02/01     121,680,562
                                                                                                       --------------

           REPURCHASE AGREEMENT (0.0%)
      265  The Bank of New York (dated 12/29/00; proceeds $265,218) (b)
             (COST $265,108).......................................................   3.75   01/02/01         265,108
                                                                                                       --------------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $121,945,670).......................................................................     121,945,670
                                                                                                       --------------

TOTAL INVESTMENTS
(COST $1,473,920,439) (C)...............................................................   99.7%    2,688,176,494

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.3         6,932,554
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,695,109,048
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $252,367 Federal National Mortgage Assoc. Corp. 3.75% due 01/15/05 valued at $270,414.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,263,683,861 and the aggregate gross unrealized depreciation is $49,427,806, resulting in net unrealized appreciation of $1,214,256,055.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities, at value (cost $1,473,920,439)...................................  $2,688,176,494
Receivable for:
    Interest................................................................................       3,731,295
    Dividends...............................................................................       3,355,596
    Shares of beneficial interest sold......................................................       2,500,363
    Investments sold........................................................................       2,117,867
    Foreign withholding taxes reclaimed.....................................................         258,538
Prepaid expenses and other assets...........................................................          38,813
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,700,178,966
                                                                                              --------------
LIABILITIES:
Payable for:
    Plan of distribution fee................................................................       2,214,168
    Shares of beneficial interest repurchased...............................................       1,423,386
    Investment management fee...............................................................       1,216,677
Accrued expenses and other payables.........................................................         215,687
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       5,069,918
                                                                                              --------------
     NET ASSETS.............................................................................  $2,695,109,048
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,433,878,395
Net unrealized appreciation.................................................................   1,214,256,055
Accumulated undistributed net investment income.............................................         509,128
Accumulated undistributed net realized gain.................................................      46,465,470
                                                                                              --------------
     NET ASSETS.............................................................................  $2,695,109,048
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $16,929,215
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         883,689
     NET ASSET VALUE PER SHARE..............................................................          $19.16
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $20.22
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $2,629,320,419
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     136,877,820
     NET ASSET VALUE PER SHARE..............................................................          $19.21
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $18,445,406
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         961,129
     NET ASSET VALUE PER SHARE..............................................................          $19.19
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................     $30,414,008
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,589,218
     NET ASSET VALUE PER SHARE..............................................................          $19.14
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

NET INVESTMENT INCOME:

INCOME
Dividends (net of $343,024 foreign withholding tax)...........................................  $ 61,171,887
Interest......................................................................................    18,940,457
                                                                                                ------------

     TOTAL INCOME.............................................................................    80,112,344
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        38,250
Plan of distribution fee (Class B shares).....................................................    26,692,091
Plan of distribution fee (Class C shares).....................................................       150,116
Investment management fee.....................................................................    14,705,973
Transfer agent fees and expenses..............................................................     2,012,851
Shareholder reports and notices...............................................................       203,984
Custodian fees................................................................................       106,218
Registration fees.............................................................................        68,892
Professional fees.............................................................................        59,707
Trustees' fees and expenses...................................................................        17,841
Other.........................................................................................        20,648
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    44,076,571
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    36,035,773
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.............................................................................   198,048,324
Net change in unrealized appreciation.........................................................   (62,182,627)
                                                                                                ------------

     NET GAIN.................................................................................   135,865,697
                                                                                                ------------

NET INCREASE..................................................................................  $171,901,470
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................   $   36,035,773     $   48,746,166
Net realized gain.....................................................      198,048,324        179,742,637
Net change in unrealized appreciation.................................      (62,182,627)        34,094,678
                                                                         --------------     --------------

     NET INCREASE.....................................................      171,901,470        262,583,481
                                                                         --------------     --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................................         (319,020)          (325,894)
    Class B shares....................................................      (34,666,336)       (48,736,862)
    Class C shares....................................................         (207,802)          (178,804)
    Class D shares....................................................         (649,317)          (773,272)

Net realized gain
    Class A shares....................................................       (1,168,712)          (743,247)
    Class B shares....................................................     (190,871,745)      (145,019,769)
    Class C shares....................................................       (1,245,840)          (597,665)
    Class D shares....................................................       (2,111,537)        (1,443,288)
                                                                         --------------     --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................     (231,240,309)      (197,818,801)
                                                                         --------------     --------------

Net decrease from transactions in shares of beneficial interest.......      (11,260,313)       (92,465,156)
                                                                         --------------     --------------

     NET DECREASE.....................................................      (70,599,152)       (27,700,476)

NET ASSETS:
Beginning of period...................................................    2,765,708,200      2,793,408,676
                                                                         --------------     --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $509,128 AND
    $315,765, RESPECTIVELY)...........................................   $2,695,109,048     $2,765,708,200
                                                                         ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to the procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $26,856,867 at December 31, 2000.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $11,505, $1,302,288 and $9,062, respectively and received $99,689 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 2000 aggregated $315,983,371 and $612,201,022, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $25,054,763 and $25,366,680, respectively.

For the year ended December 31, 2000, the Fund incurred $38,016 in brokerage commissions with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended December 31, 2000, the Fund incurred brokerage commissions of $9,025 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,193. At December 31, 2000, the Fund had an accrued pension liability of $55,099 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

5. FEDERAL INCOME TAX STATUS

As of December 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        DECEMBER 31, 2000           DECEMBER 31, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      727,113  $  14,571,992       415,079  $   8,077,971
Reinvestment of dividends and distributions......................       64,477      1,240,853        49,792        955,657
Redeemed.........................................................     (662,031)   (13,264,113)     (249,521)    (4,882,705)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class A...........................................      129,559      2,548,732       215,350      4,150,923
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   11,543,029    233,200,480    11,295,521    219,772,333
Reinvestment of dividends and distributions......................    9,767,316    188,097,280     8,368,147    161,065,061
Redeemed.........................................................  (22,143,589)  (446,842,223)  (24,796,406)  (483,837,209)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class B...........................................     (833,244)   (25,544,463)   (5,132,738)  (102,999,815)
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................      495,107      9,965,405       372,109      7,252,767
Reinvestment of dividends and distributions......................       68,264      1,309,749        36,252        696,927
Redeemed.........................................................     (190,550)    (3,825,543)     (159,132)    (3,112,493)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class C...........................................      372,821      7,449,611       249,229      4,837,201
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................      789,297     15,947,336       654,645     12,555,868
Reinvestment of dividends and distributions......................      137,162      2,638,437       113,475      2,176,148
Redeemed.........................................................     (711,840)   (14,299,966)     (691,022)   (13,185,481)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class D...........................................      214,619      4,285,807        77,098      1,546,535
                                                                   -----------  -------------   -----------  -------------
Net decrease in Fund.............................................     (116,245) $ (11,260,313)   (4,591,061) $ (92,465,156)
                                                                   ===========  =============   ===========  =============

7. CHANGE IN ACCOUNTING POLICY

Effective January 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and, as required, begin amortizing premium on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                                      FOR THE YEAR ENDED DECEMBER 31,            JULY 28, 1997*
                                                             -------------------------------------------------       THROUGH
                                                                  2000             1999             1998        DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.......................      $ 19.65          $ 19.22           $17.01            $15.89
                                                                 -------          -------          -------            ------

Income from investment operations:
   Net investment income...................................         0.41             0.50             0.54              0.27
   Net realized and unrealized gain........................         0.99             1.53             3.24              2.52
                                                                 -------          -------          -------            ------

Total income from investment operations....................         1.40             2.03             3.78              2.79
                                                                 -------          -------          -------            ------

Less dividends and distributions from:
   Net investment income...................................        (0.42)           (0.51)           (0.55)            (0.35)
   Net realized gain.......................................        (1.47)           (1.09)           (1.02)            (1.32)
                                                                 -------          -------          -------            ------

Total dividends and distributions..........................        (1.89)           (1.60)           (1.57)            (1.67)
                                                                 -------          -------          -------            ------

Net asset value, end of period.............................      $ 19.16          $ 19.65           $19.22            $17.01
                                                                 =======          =======          =======            ======

TOTAL RETURN+..............................................         7.30%           10.97%           22.86%            18.06%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................         0.87%(3)         0.85%(3)         0.90%(3)          0.92%(2)

Net investment income......................................         2.06%(3)         2.55%(3)         2.98%(3)          4.05%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................      $16,929          $14,817          $10,357            $3,581

Portfolio turnover rate....................................           12%              14%               6%                6%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                    FOR THE YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------
                                                         2000++       1999++      1998++      1997*++      1996
-----------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................  $    19.70     $ 19.26     $ 17.04     $ 15.22     $ 15.15
                                                       ----------     -------     -------     -------     -------

Income from investment operations:
   Net investment income.............................        0.26        0.35        0.40        0.50        0.56
   Net realized and unrealized gain..................        0.99        1.54        3.25        3.28        0.16
                                                       ----------     -------     -------     -------     -------

Total income from investment operations..............        1.25        1.89        3.65        3.78        0.72
                                                       ----------     -------     -------     -------     -------

Less dividends and distributions from:
   Net investment income.............................       (0.27)      (0.36)      (0.41)      (0.51)      (0.58)
   Net realized gain.................................       (1.47)      (1.09)      (1.02)      (1.45)      (0.07)
                                                       ----------     -------     -------     -------     -------

Total dividends and distributions....................       (1.74)      (1.45)      (1.43)      (1.96)      (0.65)
                                                       ----------     -------     -------     -------     -------

Net asset value, end of period.......................  $    19.21     $ 19.70     $ 19.26     $ 17.04     $ 15.22
                                                       ==========     =======     =======     =======     =======

TOTAL RETURN+........................................        6.47%      10.09%      21.95%      25.79%       4.99%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................        1.63%(1)    1.65%(1)    1.65%(1)    1.67%       1.64%

Net investment income................................        1.30%(1)    1.75%(1)    2.23%(1)    3.15%       3.63%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............  $2,629,320     $2,712,326  $2,751,600  $2,430,270  $2,676,945

Portfolio turnover rate..............................          12%         14%          6%          6%          7%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other then shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                      FOR THE YEAR ENDED DECEMBER 31,            JULY 28, 1997*
                                                             -------------------------------------------------       THROUGH
                                                                  2000             1999             1998        DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.......................      $ 19.69           $19.26          $17.06             $15.89
                                                                 -------          -------          ------             ------

Income from investment operations:
   Net investment income...................................         0.26             0.34            0.40               0.22
   Net realized and unrealized gain........................         0.98             1.54            3.25               2.51
                                                                 -------          -------          ------             ------

Total income from investment operations....................         1.24             1.88            3.65               2.73
                                                                 -------          -------          ------             ------

Less dividends and distributions from:
   Net investment income...................................        (0.27)           (0.36)          (0.43)             (0.24)
   Net realized gain.......................................        (1.47)           (1.09)          (1.02)             (1.32)
                                                                 -------          -------          ------             ------

Total dividends and distributions..........................        (1.74)           (1.45)          (1.45)             (1.56)
                                                                 -------          -------          ------             ------

Net asset value, end of period.............................      $ 19.19           $19.69          $19.26             $17.06
                                                                 =======          =======          ======             ======

TOTAL RETURN+..............................................         6.47%           10.09%          21.92%             17.67%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................         1.63%(3)         1.65%(3)        1.65%(3)           1.69%(2)

Net investment income......................................         1.30%(3)         1.75%(3)        2.23%(3)           3.14%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................      $18,445          $11,583          $6,532             $1,405

Portfolio turnover rate....................................           12%              14%              6%                 6%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                      FOR THE YEAR ENDED DECEMBER 31,            JULY 28, 1997*
                                                             -------------------------------------------------       THROUGH
                                                                  2000             1999             1998        DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.......................      $ 19.63          $ 19.21          $ 16.99           $ 15.89
                                                                 -------          -------          -------           -------

Income from investment operations:
   Net investment income...................................         0.46             0.54             0.58              0.22
   Net realized and unrealized gain........................         0.99             1.52             3.25              2.58
                                                                 -------          -------          -------           -------

Total income from investment operations....................         1.45             2.06             3.83              2.80
                                                                 -------          -------          -------           -------

Less dividends and distributions from:
   Net investment income...................................        (0.47)           (0.55)           (0.59)            (0.38)
   Net realized gain.......................................        (1.47)           (1.09)           (1.02)            (1.32)
                                                                 -------          -------          -------           -------

Total dividends and distributions..........................        (1.94)           (1.64)           (1.61)            (1.70)
                                                                 -------          -------          -------           -------

Net asset value, end of period.............................      $ 19.14          $ 19.63          $ 19.21           $ 16.99
                                                                 =======          =======          =======           =======

TOTAL RETURN+..............................................         7.57%           11.13%           23.21%            18.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................         0.63%(3)         0.65%(3)         0.65%(3)          0.67%(2)

Net investment income......................................         2.30%(3)         2.75%(3)         3.23%(3)          4.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................      $30,414          $26,983          $24,920           $17,106

Portfolio turnover rate....................................           12%              14%               6%                6%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER UTILITIES FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Utilities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the respective stated periods ended December 31, 1999 were audited by other independent accountants whose report, dated February 8, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Utilities Fund as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 9, 2001

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

        During the fiscal year ended December 31, 2000, the Fund paid to its shareholders $1.41 per share from long-term capital gains. For such period, 100% of the income dividends paid qualified for the dividends received deduction available to corporations.

        Of the Fund's ordinary income dividends paid during the fiscal year, 3.21% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Edward F. Gaylor
Vice President
Ronald Silvestri
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.


This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
UTILITIES FUND


ANNUAL REPORT
DECEMBER 31, 2000